Receivables from Customers (Details) - Schedule of Receivables from Customers - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Receivables from Customers [Abstract]
Receivable due from trading solution services	$ 3,510,142	$ 3,773,982
Total assets	$ 3,510,142	$ 3,773,982